Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Operating Segment
Adjusted EBITDA	$ (2,384)	$ (1,188)
Brand transition, restructure and transaction expenses	(13,317)	(3,078)
Finance expense	(44)	(2,155)
Impairment expense	(4,971)
Depreciation and amortisation	(170)	(143)
Unrealised foreign exchange gain	(1,487)	1,665
Fair value loss on Convertible Notes derivative and warrants	(10,794)
Income tax expense	(33)
Loss for the period from continuing operations	$ (33,200)	$ (4,899)